8. Derivative financial instruments and Short positions (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nominal Value Transferred Risk Credit Swap [Member]
Statement Line Items [Line Items]
Credit Swaps	R$ 519,670	R$ 0	R$ 416,541
Total	519,670	0	416,541
Nominal Value Retained Risk Total Rate Of Return Swap [Member]
Statement Line Items [Line Items]
Credit Swaps	3,483,628	2,435,880	1,959,128
Total	R$ 3,483,628	R$ 2,435,880	R$ 1,959,128